Long-Term Debt (Credit Facility Details) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Term B Facility [Member] USD ($)	Dec. 31, 2011 Term B Facility [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] USD ($)	Dec. 31, 2011 Consolidated Revolver [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] Euro Based Loans [Member] USD ($)	Dec. 31, 2011 Consolidated Revolver [Member] Euro Based Loans [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] U.S. Based Loans [Member] USD ($)	Dec. 31, 2011 Consolidated Revolver [Member] U.S. Based Loans [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] Bankers' Acceptances [Member] USD ($)	Dec. 31, 2011 Consolidated Revolver [Member] Bankers' Acceptances [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] Canadian Prime Rate Loans [Member] USD ($)	Dec. 31, 2011 Consolidated Revolver [Member] Canadian Prime Rate Loans [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] Commitment Fees [Member]	Dec. 31, 2011 Consolidated Revolver [Member] Commitment Fees [Member]	Dec. 31, 2012 U.S. Revolver [Member] USD ($)	Dec. 31, 2011 U.S. Revolver [Member] USD ($)	Dec. 31, 2012 U.S. Revolver [Member] Euro Based Loans [Member] USD ($)	Dec. 31, 2011 U.S. Revolver [Member] Euro Based Loans [Member] USD ($)	Dec. 31, 2012 U.S. Revolver [Member] U.S. Based Loans [Member] USD ($)	Dec. 31, 2011 U.S. Revolver [Member] U.S. Based Loans [Member] USD ($)	Dec. 31, 2012 U.S. Revolver [Member] Commitment Fees [Member]	Dec. 31, 2011 U.S. Revolver [Member] Commitment Fees [Member]	Dec. 31, 2012 Canadian Revolver [Member] CAD	Dec. 31, 2011 Canadian Revolver [Member] CAD	Dec. 31, 2012 Canadian Revolver [Member] Bankers' Acceptances [Member] CAD	Dec. 31, 2011 Canadian Revolver [Member] Bankers' Acceptances [Member] CAD	Dec. 31, 2012 Canadian Revolver [Member] Commitment Fees [Member]	Dec. 31, 2011 Canadian Revolver [Member] Commitment Fees [Member]
Credit Facility [Line Items]
Revolver, Amount Outstanding					$ 1,074,712	$ 0	$ 543,000	$ 0	$ 0	$ 0	$ 527,691	$ 0	$ 4,021	$ 0			$ 0	$ 800,500	$ 0	$ 795,000	$ 0	$ 5,500			0	349,000	0	349,000
Term B Facility, Amount Outstanding			500,000	0
Letters of Credit, Amount Outstanding	183,767	198,208			183,767	0											0	143,655							0	55,481
Amount Available					$ 591,521	$ 0											$ 0	$ 178,345							0	120,519
Interest Rate Applicable			3.50%	0.00%			2.21%	0.00%	0.00%	0.00%	3.28%	0.00%	4.00%	0.00%	0.375%	0.00%			0.00%	2.52%	0.00%	4.50%	0.00%	0.375%			0.00%	2.20%	0.00%	0.50%